Inventories, Net (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Raw materials	$ 528	$ 248	$ 211
Work in process	237	202	195
Finished goods	1,097	894	757
Total inventories, net	$ 1,862	$ 1,344	$ 1,163